Consolidated Statement of Stockholders Equity Statement - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 28, 2012	$ 413,716	$ 420	$ 115,869	$ 9,637	$ 286,743	$ 412,669	$ 1,047
Shares, Outstanding at Jan. 28, 2012	41,970,687
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 27,204				27,491	27,491	(287)
Foreign currency translation adjustment	475			463		463	12
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(155)			(155)		(155)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(9,061)			(9,061)		(9,061)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	18,463					18,738	(275)
Dividends, Common Stock, Cash	$ (12,011)				(12,011)	(12,011)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	925,676
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ (1,700)	9	(1,709)			(1,700)
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	944		944			944
Share-based compensation expense	6,489		6,489			6,489
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 02, 2013	$ 425,901	429	121,593	884	302,223	425,129	772
Shares, Outstanding at Feb. 02, 2013	42,896,363
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 37,896				38,073	38,073	(177)
Foreign currency translation adjustment	(4,538)			(4,556)		(4,556)	18
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	819			819		819
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	19,529			19,529		19,529
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	53,706					53,865	(159)
Dividends, Common Stock, Cash	(12,105)				(12,105)	(12,105)
Contributions By Noncontrolling Interest	$ 50						50
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	481,916
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 804	5	799			804
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	3,439		3,439			3,439
Share-based compensation expense	5,567		5,567			5,567
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 01, 2014	$ 477,362	434	131,398	16,676	328,191	476,699	663
Shares, Outstanding at Feb. 01, 2014	43,378,279
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 82,943				82,850	82,850	93
Foreign currency translation adjustment	(3,145)			(3,101)		(3,101)	(44)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(514)			(514)		(514)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(10,349)			(10,349)		(10,349)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	68,935					68,886	49
Dividends, Common Stock, Cash	$ (12,237)				(12,237)	(12,237)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	373,752
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 443	3	440			443
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	929		929			929
Share-based compensation expense	6,190		6,190			6,190
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 31, 2015	$ 541,622	$ 437	$ 138,957	$ 2,712	$ 398,804	$ 540,910	$ 712
Shares, Outstanding at Jan. 31, 2015	43,752,031